Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity File Number	001-08931
Entity Registrant Name	CUBIC CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-1678055
Entity Address, Address Line One	9333 Balboa Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	858
Local Phone Number	277-6780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	CUB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000026076
Amendment Flag	false